Cover	Feb. 17, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Entity File Number	001-42972
Entity Registrant Name	Invest Green Acquisition Corporation
Entity Central Index Key	0002075068
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	19215 SE 24th Street
Entity Address, Address Line Two	Suite # 106-159
Entity Address, City or Town	Camas
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98607
City Area Code	332
Local Phone Number	275-5814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	IGACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IGAC
Security Exchange Name	NASDAQ
Rights, each Right to acquire one-tenth (1/10) of one Class A Ordinary Share
Entity Addresses [Line Items]
Title of 12(b) Security	Rights, each Right to acquire one-tenth (1/10) of one Class A Ordinary Share
Trading Symbol	IGACW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022